Debt - Summary of Short and Long-Term Debt (Details) - USD ($)	Dec. 31, 2021	May 25, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding Principal	$ 49,907,347		$ 744,198
Less: Discounts	(6,816,026)		0
Less: Deferred financing fees	(588,339)		(15,879)
Total Outstanding debt	42,502,982		728,319
Fair value of derivatives	4,395,000		0
Total Debt and derivative liabilities	46,897,982		728,319
2018 ATEL Loan | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Outstanding Principal	0		359,594
2020 MFS Loan | Equipment [Member]
Debt Instrument [Line Items]
Outstanding Principal	314,637		384,604
Manufacturers Capital Promissory Notes
Debt Instrument [Line Items]
Outstanding Principal	967,710		0
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Outstanding Principal	7,600,000		0
Fair value of derivatives	2,500,000
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Outstanding Principal	3,000,000		0
Fair value of derivatives	600,000
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Outstanding Principal	7,000,000		0
Fair value of derivatives	1,300,000
2020 SVB Loan
Debt Instrument [Line Items]
Outstanding Principal	10,225,000	$ 10,000,000.0	0
2021 SVB Loan
Debt Instrument [Line Items]
Outstanding Principal	$ 20,800,000		$ 0